Reconciliation of changes in fair value measurement, assets (Details) - At fair value - Level 3 - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss, category [Member]
Reconciliation of changes in fair value measurement, assets [Line Items]
Beginning balance	₩ 5,156	₩ 5,052
Changes in fair value measurement, assets
Acquisition	359	40
Reclassified category	0	0
Valuation	623	64
Disposal	(446)	0
Foreign currency translation	0	0
Ending balance	5,692	5,156
Financial assets at fair value through other comprehensive income [Member]
Reconciliation of changes in fair value measurement, assets [Line Items]
Beginning balance	177,968	189,439
Changes in fair value measurement, assets
Acquisition	2,900	1,876
Reclassified category	0	0
Valuation	(23,128)	3,715
Disposal	(1)	(19,315)
Foreign currency translation	6,150	2,253
Ending balance	₩ 163,889	₩ 177,968